Financial Instruments - Bank Credit Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instrument [Abstract]
Amount used	$ 469,713	$ 470,496
Undrawn borrowing facilities	26,274	53,636
Notional amount	$ 495,987	$ 524,132